Note 17 - Related Party Transactions (Details Textual) - USD ($) $ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Oct. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Affiliate of Lee’s [Member] | Share Purchase Agreement [Member]
Related Party Transaction, Amounts of Transaction				$ 10.0
Affiliate of Lee’s [Member] | Private Placement in a related Party Transaction [Member]
Related Party Transaction, Amounts of Transaction			$ 2.6
Affiliate of Lee’s [Member] | Converting Existing Loans Payable [Member]
Related Party Transaction, Amounts of Transaction	$ 6.0
Lee’s Pharmaceutical Holdings Limited [Member] | Bank Credit Facility is Guaranteed [Member]
Related Party Transaction, Amounts of Transaction					$ 4.5
Affiliate of Panacea [Member] | Secured Convertible Promissory Note [Member]
Related Party Transaction, Amounts of Transaction		$ 1.5
Rui Jin (HK) Consulting Management Company Limited, an affiliate of Panacea [Member]
Related Party Transaction, Shares Issued					114,415
Lee’s Pharmaceutical Holdings Limited [Member] | Windtree Therapeutics [Member]
Ownership Percentage	40.00%				40.00%	73.00%
Lee’s Pharmaceutical Holdings Limited [Member] | CVie Investment [Member]
Ownership Percentage	49.00%				49.00%
KPCB [Member] | Windtree Therapeutics [Member]
Ownership Percentage	14.00%				14.00%
KPCB [Member] | CVie [Member]
Ownership Percentage	27.00%				27.00%